Financial Assets and Liabilities - Summary of Market Value of Senior Notes that are listed on Luxembourg Stock Exchange (Detail)	Dec. 31, 2018	Dec. 31, 2017
Senior notes due 2018 [member]
Disclosure of detailed information about borrowings [line items]
Senior Notes, quoted market price percentage		100.37%
Senior notes due 2023 [member]
Disclosure of detailed information about borrowings [line items]
Senior Notes, quoted market price percentage	96.86%	101.54%
Senior notes due 2024 [member]
Disclosure of detailed information about borrowings [line items]
Senior Notes, quoted market price percentage	104.27%	107.86%
Senior notes due 2024 [member]
Disclosure of detailed information about borrowings [line items]
Senior Notes, quoted market price percentage	98.55%	102.79%
Senior notes due two thousand and twenty five [member]
Disclosure of detailed information about borrowings [line items]
Senior Notes, quoted market price percentage	94.94%
Senior notes due 2027 [member]
Disclosure of detailed information about borrowings [line items]
Senior Notes, quoted market price percentage	101.15%	108.14%
Perpetual notes [member]
Disclosure of detailed information about borrowings [line items]
Senior Notes, quoted market price percentage	101.21%	102.83%